UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2007

                         Small Cap Stock Fund



[LOGO OF USAA]
   USAA(R)

                                 USAA SMALL CAP
                                       STOCK Fund

                                          [GRAPHIC OF USAA SMALL CAP STOCK FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2007

       ------------------------------------------------------------------

                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

       We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at (800) 531-8448.

       If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

       For more specific information, please consult your tax adviser.

       ------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

   Portfolio of Investments                                                  13

   Notes to Portfolio of Investments                                         27

   Financial Statements                                                      28

   Notes to Financial Statements                                             31

EXPENSE EXAMPLE                                                              45

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                   "

[PHOTO OF CHRISTOPHER W. CLAUS]    IN INVESTING, AS IN LIFE, QUALITY
                                    TENDS TO STAND THE TEST OF TIME.

                                                   "

                                                                   February 2007
--------------------------------------------------------------------------------

         In investing, as in life, quality tends to stand the test of time. I was reminded of this truth recently when it became clear that in the pursuit of returns, many investors had forgotten the risk side of the investing equation. If I have a choice between quality (lower risk) and the possibility of an outsized return (higher risk), I much prefer quality for the long run.

         Still, it is easy to be tempted when the financial markets offer the perception of reward for limited risk. That was certainly the case throughout the reporting period. Whether it was stocks or corporate bonds, the markets seemed to lull investors into a state of complacency regarding risk.

         Consider first the equity market. For the 12-month period ending December 31, 2006, the S&P 500 Index returned 15.78%, the technology-laden NASDAQ-100 Index returned 7.28%, and the MSCI-World Index returned 20.07%. However, there is reason for caution when we look deeper. Large-cap value stocks beat large-cap growth stocks by a more than 3-to-1 margin during that period (for the year ended December 31, 2006, a total return of 18.28% for the Lipper Large-Cap Value Funds Index versus a return of 4.72% for the Lipper Large-Cap Growth Funds Index) - an unusual difference in magnitude that is likely to correct itself.

         The equity market as a whole also experienced a "junk rally" with lower-quality stocks outperforming higher-quality stocks. As more and more investors bought lower-quality issues, driving up prices, it began to look to me like an unusual game of musical chairs, in which the winner would be the one who walks away rather than the one who remains. Eventually, risk will regain its position in the risk-reward equation - an equation where quality tends to prevail.

         Next, in the fixed-income market, investors continue to deal with the inverted yield curve (where short-term rates are higher than long-term rates).

 . . . C O N T I N U E D
========================--------------------------------------------------------

         While market sentiment is on the side of a rate cut by the Federal Reserve Board (the Fed), I believe the Fed will be reluctant to lower short-term rates until inflation is squarely under control and growing at only about 2% annually.

         Meanwhile, bond investors - hungry for higher yields - have become more complacent about risk and have been willing to pay more for poorer issues, particularly in the high-yield and corporate bond markets. Another concern is the growing appetite of private equity firms for publicly traded companies. These firms are paying stockholders a premium by piling mountains of debt onto bondholders, forcing down bond prices and driving up risk.

         At USAA, we continue to believe that investors should assume risk only when they are being adequately compensated - which does not often happen during periods of market exuberance or turbulence. A diversified portfolio with an asset allocation strategy remains the most effective way to capitalize on the potential for your money to grow over the long term.

         Whatever happens in the months ahead, you can be assured that we will continue working hard for you. Thank you for your faith and trust in us.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.
         o The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization. o The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market. o The Lipper Large-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Value Funds category. o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

TIMOTHY J. McCORMACK, CFA              ANTHONY C. SANTOSUS, CFA
  Wellington Management Company, LLP     Batterymarch Financial Management, Inc.

STEPHEN T. O'BRIEN, CFA                YU-NIEN (CHARLES) KO, CFA
  Wellington Management Company, LLP     Batterymarch Financial Management, Inc.

SHAUN F. PEDERSEN                      STEPHEN LAZENDORF, CFA
  Wellington Management Company, LLP     Batterymarch Financial Management, Inc.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2007, the USAA Small Cap Stock Fund had a total return of 14.68%. This compares to returns of 14.95% for the Russell 2000 Index, 12.98% for the S&P SmallCap 600 Index, and 12.70% for the Lipper Small-Cap Core Funds Index.

         To achieve a "core" portfolio consisting of small-cap value and small-cap growth stocks, the Fund has two subadvisers: Wellington Management Company, LLP (Wellington Management) manages the value portion of the Fund against the Russell 2000 Value Index, and Batterymarch Financial Management, Inc. (Batterymarch) manages the growth portion of the Fund against the Russell 2000 Growth Index.

HOW DID THE VALUE-ORIENTED PORTION OF THE FUND MANAGED BY WELLINGTON MANAGEMENT PERFORM?

         It outperformed the Russell 2000 Value Index. With the exception of energy, all sectors in the Wellington Management portion of the Fund turned in positive total returns, with stock selection in

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

         THE RUSSELL 2000 VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. o THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         financials, materials, and health care driving the strong performance relative to the index. An overweight position in industrials and consumer staples and an underweight in financials also contributed positively to relative performance in this portion of the Fund.

         In financials, the Wellington Management portion benefited from its holding in Universal American Financial Corp. as well as a number of real estate company holdings. Cousins Properties, Inc., Realty Income Corp., and RAIT Investment Trust were among the strongest. In the materials sector, Novelis, Inc., the world's leading aluminum rolled products producer, gained after the company announced discussions on the potential sale of the company. CorVel Corp., a workers compensation managed health care company, was also a strong contributor to returns, because earnings and share price increased significantly in 2006 on stabilizing revenues and expanding markets sparked by an improved service mix.

         Stock selection in the industrials sector was the largest detractor relative to the Russell 2000 Value Index in the Wellington Management portion, with an overweight in housing-related companies particularly hurting performance. Wellington Management also had weak stock selection in the energy sector, with Encore Acquisition Co. proving to be the largest detractor to relative performance.

HOW IS THE WELLINGTON MANAGEMENT PORTION OF THE FUND POSITIONED MOVING INTO THE SECOND HALF OF THE REPORTING YEAR?

         Wellington Management's process emphasizes individual stock selection, so sector weightings are a residual outcome of the team's process. During the reporting period, the group added to three

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-26.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         financial holdings, making the sector the biggest beneficiary of new funds. It also initiated a position in Lance, Inc. (consumer staples) after the stock declined due to near-term issues and added to long-term holding Carlisle Companies, Inc. in industrials while trimming Acuity Brands, Inc. due to valuation. In technology, it initiated a position in Xyratex, Ltd. CorVel and NBTY, Inc. were sold from the Wellington Management portion of the Fund and Universal Corp. was trimmed after these stocks approached full valuations due to improved results.

HOW DID THE GROWTH-ORIENTED PORTION OF THE FUND MANAGED BY BATTERYMARCH PERFORM?

         The Batterymarch portion underperformed the Russell 2000 Growth Index for the six-month period as lower-quality, value-oriented stocks drove small caps higher, often without appropriate regard to fundamentals. Batterymarch's investment process focuses on individual company fundamentals, seeking to identify stocks that compare well on measures of cash flow, expectations, earnings growth, value, and technical factors.

         Although overall stock selection was detrimental relative to the Russell 2000 Growth Index in the Batterymarch portion of the Fund, strong selection in materials and consumer staples dampened the negative impact. Among leading individual contributors to performance were NBTY, a provider of nutritional supplements; Dolby Laboratories, Inc., a well-established audio company; and Skechers U.S.A., Inc., a footwear producer. The biggest individual detractor was Medifast Inc., a diet plan company that encountered questions about the activities of its now-deposed chief executive officer, and was sold. Another key detractor was women's fashion retailer Christopher & Banks Corp., which had declining sales and was also sold. While sector allocation overall was disappointing, an overweight stance in consumer staples and retailers relative to the Russell 2000 Growth Index had a positive impact in the Batterymarch portion of the Fund.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WERE THERE ANY SHIFTS IN BATTERYMARCH'S ALLOCATION DURING THE REPORTING PERIOD?

         Batterymarch increased exposure to software and services and brought its exposure to technology from underweight to neutral versus the Russell 2000 Growth Index. Exposure to health care was increased, although it remained underweight relative to the index. The allocation to retailers was trimmed, as were positions in energy and energy services, two of the reporting period's weakest sectors.

WHAT'S BATTERYMARCH'S OUTLOOK?

         Batterymarch notes that observers are expecting slower economic growth in 2007, as reflected in recent reports of lower-than-expected job creation. The housing slump may soon hit bottom, according to some experts, despite uncertainty over the direction of interest rates. Regardless of the economic environment, Batterymarch believes that certain small-cap securities within every economic sector will likely continue to offer favorable growth opportunities.

         From everyone at Wellington Management and Batterymarch, we appreciate your investment in the Fund and will continue to work hard on your behalf.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SMALL CAP STOCK FUND (Ticker Symbol: USCAX)

OBJECTIVE
--------------------------------------------------------------------------------

         Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally at least 80% of the Fund's assets will be invested in equity securities of companies with small market capitalizations.

--------------------------------------------------------------------------------
                                          1/31/07                   7/31/06
--------------------------------------------------------------------------------
Net Assets                            $456.8 Million            $375.2 Million
Net Asset Value Per Share                 $15.11                    $13.99

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
--------------------------------------------------------------------------------

7/31/06 TO 1/31/07*       1 YEAR       5 YEARS       SINCE INCEPTION ON 8/02/99
      14.68%              12.04%        11.27%                 7.95%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  CUMULATIVE PERFORMANCE COMPARISON

             [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                       LIPPER                          USAA
                  S&P SMALL-CAP    SMALL-CAP CORE       RUSSELL      SMALL-CAP
                   600 INDEX         FUNDS INDEX       2000 INDEX    STOCK FUND
                  -------------    --------------      ----------    ----------
 7/31/99           $10,000.00         $10,000.00       $10,000.00    $10,000.00
 8/31/99             9,560.00           9,633.31         9,629.91      9,900.00
 9/30/99             9,600.47           9,625.84         9,632.01      9,890.00
10/31/99             9,576.34           9,709.63         9,671.03     10,080.00
11/30/99             9,976.71          10,335.55        10,248.48     11,560.00
12/31/99            10,796.83          11,450.45        11,408.60     13,220.00
 1/31/00            10,462.26          11,230.39        11,225.40     13,460.00
 2/29/00            11,863.32          12,813.84        13,079.11     16,650.00
 3/31/00            11,424.68          12,631.62        12,216.80     14,010.00
 4/30/00            11,228.84          11,929.22        11,481.65     12,430.00
 5/31/00            10,895.99          11,422.09        10,812.48     11,870.00
 6/30/00            11,540.32          12,429.60        11,755.01     13,760.00
 7/31/00            11,257.02          12,043.21        11,376.82     13,170.00
 8/31/00            12,254.87          13,116.13        12,244.88     14,580.00
 9/30/00            11,921.21          12,779.06        11,885.00     14,030.00
10/31/00            11,995.81          12,394.65        11,354.45     12,750.00
11/30/00            10,746.87          11,160.35        10,188.90     10,540.00
12/31/00            12,070.73          12,244.33        11,063.95     11,380.00
 1/31/01            12,588.15          12,680.17        11,639.98     11,640.00
 2/28/01            11,819.96          11,874.71        10,876.23     10,400.00
 3/31/01            11,277.92          11,313.31        10,344.21      9,300.00
 4/30/01            12,137.56          12,214.65        11,153.43     10,240.00
 5/31/01            12,369.75          12,659.79        11,427.58     10,380.00
 6/30/01            12,823.10          13,051.24        11,822.17     10,500.00
 7/31/01            12,608.72          12,748.89        11,182.24     10,340.00
 8/31/01            12,321.25          12,392.12        10,821.07      9,970.00
 9/30/01            10,655.61          10,768.42         9,364.42      8,810.00
10/31/01            11,223.83          11,408.15         9,912.43      9,190.00
11/30/01            12,044.86          12,255.94        10,679.82      9,740.00
12/31/01            12,859.94          13,116.77        11,339.01     10,340.00
 1/31/02            12,972.09          12,961.37        11,221.07     10,410.00
 2/28/02            12,749.02          12,615.30        10,913.54     10,230.00
 3/31/02            13,756.06          13,584.61        11,790.68     11,000.00
 4/30/02            14,144.79          13,651.36        11,898.14     11,250.00
 5/31/02            13,559.32          13,142.54        11,370.08     10,800.00
 6/30/02            12,857.96          12,406.40        10,805.92     10,240.00
 7/31/02            11,042.02          10,720.11         9,173.90      9,610.00
 8/31/02            11,146.75          10,776.93         9,150.53      9,610.00
 9/30/02            10,464.60          10,014.07         8,493.40      9,000.00
10/31/02            10,799.59          10,369.96         8,765.71      9,010.00
11/30/02            11,362.14          11,135.22         9,548.00      9,330.00
12/31/02            10,978.64          10,594.24         9,016.37      9,210.00
 1/31/03            10,601.28          10,284.44         8,766.83      8,940.00
 2/28/03            10,262.06           9,963.31         8,501.93      8,710.00
 3/31/03            10,342.68          10,047.44         8,611.41      8,940.00
 4/30/03            11,182.06          10,884.07         9,427.92      9,490.00
 5/31/03            12,083.73          11,840.23        10,439.66      9,890.00
 6/30/03            12,397.71          12,112.81        10,628.58     10,140.00
 7/31/03            13,042.34          12,733.98        11,293.61     10,380.00
 8/31/03            13,677.05          13,285.85        11,811.41     10,740.00
 9/30/03            13,275.33          12,997.31        11,593.39     10,580.00
10/31/03            14,426.05          14,018.66        12,566.97     11,300.00
11/30/03            14,971.93          14,523.67        13,012.94     11,650.00
12/31/03            15,237.13          14,927.55        13,276.95     11,730.00
 1/31/04            15,675.25          15,400.48        13,853.78     12,010.00
 2/29/04            15,976.89          15,668.47        13,977.97     12,150.00
 3/31/04            16,185.11          15,838.36        14,108.24     12,310.00
 4/30/04            15,648.51          15,294.02        13,388.94     11,870.00
 5/31/04            15,887.96          15,427.13        13,602.04     11,950.00
 6/30/04            16,768.21          16,085.71        14,174.87     12,460.00
 7/31/04            15,849.40          15,238.13        13,220.43     11,820.00
 8/31/04            15,709.52          15,104.82        13,152.48     11,720.00
 9/30/04            16,537.90          15,855.95        13,769.94     12,320.00
10/31/04            16,846.35          16,115.60        14,040.99     12,560.00
11/30/04            18,285.96          17,388.27        15,258.88     13,510.00
12/31/04            18,688.26          17,669.31        15,710.54     13,931.22
 1/31/05            18,265.16          17,157.02        15,055.04     13,571.90
 2/28/05            18,788.75          17,557.88        15,310.04     13,951.75
 3/31/05            18,302.33          17,115.78        14,871.77     13,664.30
 4/30/05            17,280.08          16,191.56        14,020.08     12,996.99
 5/31/05            18,424.55          17,059.29        14,937.71     13,787.49
 6/30/05            19,023.60          17,640.70        15,513.87     14,475.32
 7/31/05            20,168.85          18,689.08        16,496.76     15,193.96
 8/31/05            19,871.49          18,516.38        16,190.90     14,875.71
 9/30/05            20,046.42          18,693.03        16,241.69     15,050.23
10/31/05            19,418.93          18,119.17        15,737.39     14,444.53
11/30/05            20,310.69          18,947.15        16,501.38     15,039.96
12/31/05            20,123.69          19,004.64        16,425.96     15,040.05
 1/31/06            21,808.37          20,452.70        17,898.91     15,847.94
 2/28/06            21,645.01          20,317.49        17,849.64     15,814.74
 3/31/06            22,707.05          21,212.42        18,715.65     16,434.49
 4/30/06            22,704.99          21,371.82        18,712.60     16,567.30
 5/31/06            21,668.13          20,340.18        17,661.69     15,726.21
 6/30/06            21,672.21          20,201.97        17,775.25     15,847.94
 7/31/06            20,927.60          19,515.89        17,196.87     15,482.73
 8/31/06            21,287.98          19,901.98        17,706.02     15,737.27
 9/30/06            21,481.49          19,994.94        17,853.43     15,980.75
10/31/06            22,545.13          20,962.29        18,881.39     16,755.44
11/30/06            23,169.63          21,573.48        19,378.06     17,364.12
12/31/06            23,166.17          21,608.36        19,442.96     17,344.33
 1/31/07            23,643.10          21,994.45        19,768.32     17,755.60

                                [END CHART]

         *DATA FROM 7/31/99 THROUGH 1/31/07.

         SEE PAGE 10 FOR BENCHMARK DEFINITIONS.

         *THE PERFORMANCE OF THE LIPPER SMALL-CAP CORE FUNDS INDEX, THE RUSSELL
          2000 INDEX, AND THE S&P SMALLCAP 600 INDEX IS CALCULATED FROM THE END OF THE MONTH, JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        OVERVIEW

         The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund to the following benchmarks:

         o The S&P SmallCap 600(R) Index is an unmanaged market-value-weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

         o The Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category.

         o The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

 P O R T F O L I O
===================-------------------------------------------------------------
                    HIGHLIGHTS

------------------------------------------------------
                 TOP 10 EQUITY HOLDINGS
                   (% of Net Assets)
------------------------------------------------------

Novelis, Inc.                                    1.6%

Carlisle Companies, Inc.                         1.5%

Belden CDT, Inc.                                 1.4%

Assured Guaranty Ltd.                            1.2%

Tempur-Pedic International, Inc.                 1.2%

Stage Stores, Inc.                               1.1%

Encore Acquisition Co.                           1.0%

Universal Corp.                                  1.0%

Whiting Petroleum Corp.                          1.0%

Acuity Brands, Inc.                              0.9%
------------------------------------------------------

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                   SECTOR ASSET ALLOCATION
                           1/31/2007

               [PIE CHART OF SECTOR ALLOCATION]

Consumer Discretionary                             18.8%
Industrials                                        18.6%
Financials                                         16.0%
Short-Term Investments*                            14.3%
Information Technology                             14.1%
Health Care                                        10.2%
Materials                                           6.4%
Consumer Staples                                    4.8%
Energy                                              4.4%
Utilities                                           2.5%
Telecommunication Services                          0.4%

                [END CHART]

*INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH
 CASH COLLATERAL FROM SECURITIES LOANED.

 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               COMMON STOCKS (96.2%)

               CONSUMER DISCRETIONARY (18.8%)
               ------------------------------
               ADVERTISING (0.8%)
    77,800     Catalina Marketing Corp.                                              $  2,221
    90,900     Valassis Communications, Inc.*                                           1,397
                                                                                     --------
                                                                                        3,618
                                                                                     --------
               APPAREL & ACCESSORIES & LUXURY GOODS (1.6%)
    73,700     Carter's, Inc.*                                                          1,872
    32,900     Phillips-Van Heusen Corp.                                                1,814
    82,100     Unifirst Corp.                                                           3,410
                                                                                     --------
                                                                                        7,096
                                                                                     --------
               APPAREL RETAIL (4.9%)
    52,330     Casual Male Retail Group, Inc.*(a)                                         653
   105,900     Cato Corp. "A"(a)                                                        2,390
    19,100     Charlotte Russe Holding, Inc.*                                             584
    94,900     Charming Shoppes, Inc.*                                                  1,245
     8,920     Children's Place Retail Stores, Inc.*                                      484
    57,510     Dress Barn, Inc.*                                                        1,292
     6,020     DSW Inc. "A"*                                                              241
    19,330     Guess?, Inc.*                                                            1,394
    52,350     Gymboree Corp.*                                                          2,266
    23,300     Maidenform Brands, Inc.*                                                   467
    18,190     Men's Wearhouse, Inc.                                                      781
    45,000     Payless ShoeSource, Inc.*                                                1,528
   159,300     Stage Stores, Inc.                                                       5,112
    74,700     Talbots, Inc.(a)                                                         1,763
    70,500     Tween Brands, Inc.*                                                      2,410
                                                                                     --------
                                                                                       22,610
                                                                                     --------
               AUTO PARTS & EQUIPMENT (0.5%)
    47,200     Modine Manufacturing Co.                                                 1,235
    51,900     Spartan Motors, Inc.                                                       869
                                                                                     --------
                                                                                        2,104
                                                                                     --------
               AUTOMOTIVE RETAIL (0.1%)
    11,800     Pantry, Inc.*                                                              576
                                                                                     --------
               BROADCASTING & CABLE TV (0.1%)
    40,300     Cox Radio, Inc. "A"*                                                       631
                                                                                     --------

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               FOOTWEAR (1.5%)
    25,200     Crocs, Inc.*(a)                                                       $  1,268
    33,600     Deckers Outdoor Corp.*                                                   1,959
    37,050     Skechers U.S.A., Inc. "A"*                                               1,313
    50,700     Steven Madden, Ltd.                                                      1,507
    25,540     Wolverine World Wide, Inc.                                                 786
                                                                                     --------
                                                                                        6,833
                                                                                     --------
               HOME FURNISHINGS (1.4%)
    18,410     Ethan Allen Interiors, Inc.                                                694
   233,200     Tempur-Pedic International, Inc.*(a)                                     5,550
                                                                                     --------
                                                                                        6,244
                                                                                     --------
               HOMEBUILDING (0.7%)
    30,300     Meritage Homes Corp.*(a)                                                 1,347
    83,900     WCI Communities, Inc.*(a)                                                1,816
                                                                                     --------
                                                                                        3,163
                                                                                     --------
               HOMEFURNISHING RETAIL (1.0%)
    29,880     Aaron Rents, Inc. "B"                                                      882
   125,760     Rent-A-Center, Inc.*                                                     3,705
                                                                                     --------
                                                                                        4,587
                                                                                     --------
               HOTELS, RESORTS, & CRUISE LINES (0.1%)
    18,890     Lodgian, Inc.*                                                             249
                                                                                     --------
               HOUSEHOLD APPLIANCES (0.6%)
   115,000     Helen of Troy Ltd.*                                                      2,773
                                                                                     --------
               INTERNET RETAIL (0.9%)
    19,560     NutriSystem, Inc.*(a)                                                      862
    75,580     Priceline.com, Inc.*(a)                                                  3,221
                                                                                     --------
                                                                                        4,083
                                                                                     --------
               LEISURE PRODUCTS (0.3%)
    28,200     JAKKS Pacific, Inc.*                                                       572
    69,200     K2, Inc.*                                                                  836
                                                                                     --------
                                                                                        1,408
                                                                                     --------
               MOVIES & ENTERTAINMENT (0.4%)
   115,060     Lions Gate Entertainment Corp.*                                          1,251
    30,820     Live Nation, Inc.*                                                         760
                                                                                     --------
                                                                                        2,011
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               RESTAURANTS (2.2%)
    38,000     CEC Entertainment, Inc.*                                              $  1,607
   174,160     CKE Restaurants, Inc.                                                    3,443
    77,500     RARE Hospitality International, Inc.*                                    2,444
    28,020     Ruby Tuesday, Inc.                                                         802
    72,560     Sonic Corp.*                                                             1,612
                                                                                     --------
                                                                                        9,908
                                                                                     --------
               SPECIALIZED CONSUMER SERVICES (1.1%)
    73,000     Matthews International Corp. "A"                                         2,960
    58,796     Sotheby's Holdings, Inc. "A"                                             2,180
                                                                                     --------
                                                                                        5,140
                                                                                     --------
               SPECIALTY STORES (0.6%)
     5,742     Bare Escentuals, Inc.*                                                     210
     9,280     Books-A-Million, Inc.                                                      177
    47,900     Dick's Sporting Goods, Inc.*                                             2,466
                                                                                     --------
                                                                                        2,853
                                                                                     --------
               Total Consumer Discretionary                                            85,887
                                                                                     --------
               CONSUMER STAPLES (4.8%)
               -----------------------
               BREWERS (0.1%)
    12,900     Boston Beer Co., Inc.*                                                     454
                                                                                     --------
               DISTILLERS & VINTNERS (0.1%)
    26,480     MGP Ingredients, Inc.(a)                                                   584
                                                                                      -------
               DRUG RETAIL (0.3%)
    28,180     Longs Drug Stores Corp.                                                  1,212
                                                                                      -------
               FOOD RETAIL (0.9%)
   158,200     Casey's General Stores, Inc.                                             4,037
                                                                                      -------
               PACKAGED FOODS & MEAT (1.2%)
    42,700     Hain Celestial Group, Inc.*                                              1,256
    96,000     Lance, Inc.                                                              2,042
    40,500     Ralcorp Holdings, Inc.*                                                  2,241
                                                                                     --------
                                                                                        5,539
                                                                                     --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES     SECURITY                                                                (000)
--------------------------------------------------------------------------------------------
               PERSONAL PRODUCTS (1.2%)
   113,300     Herbalife Ltd.*                                                      $  3,716
    38,400     NBTY, Inc.*                                                             1,991
                                                                                    --------
                                                                                       5,707
                                                                                    --------
               TOBACCO (1.0%)
    92,600     Universal Corp.                                                         4,475
                                                                                    --------
               Total Consumer Staples                                                 22,008
                                                                                    --------
               ENERGY (4.4%)
               -------------
               OIL & GAS DRILLING (0.1%)
    39,840     Pioneer Drilling Co.*                                                     505
                                                                                    --------
               OIL & GAS EQUIPMENT & SERVICES (1.5%)
    56,610     Allis-Chalmers Energy, Inc.*(a)                                           999
    54,500     Complete Production Services, Inc.*                                     1,083
    70,490     Global Industries, Ltd.*                                                  950
    26,970     NATCO Group Inc. "A"*                                                     937
    53,800     OMNI Energy Services Corp.*(a)                                            477
    62,145     RPC, Inc.(a)                                                            1,106
    13,260     TETRA Technologies, Inc.*                                                 307
    21,450     W-H Energy Services, Inc.*                                                973
                                                                                    --------
                                                                                       6,832
                                                                                    --------
               OIL & GAS EXPLORATION & PRODUCTION (2.4%)
   168,800     Encore Acquisition Co.*                                                 4,380
    56,670     Mariner Energy, Inc.*                                                   1,140
    20,290     St. Mary Land & Exploration Co.                                           730
   104,200     Whiting Petroleum Corp.*                                                4,749
                                                                                    --------
                                                                                      10,999
                                                                                    --------
               OIL & GAS REFINING & MARKETING (0.4%)
    49,600     Alon USA Energy, Inc.                                                   1,334
    22,725     Western Refining, Inc.(a)                                                 621
                                                                                    --------
                                                                                       1,955
                                                                                    --------
               Total Energy                                                           20,291
                                                                                    --------
               FINANCIALS (16.0%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
   163,800     Ares Capital Corp.                                                      3,250
                                                                                    --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES     SECURITY                                                                (000)
--------------------------------------------------------------------------------------------
               CONSUMER FINANCE (2.1%)
    97,700     Asta Funding, Inc.(a)                                                $  3,148
    70,450     Cash America International, Inc.                                        3,009
    14,600     Dollar Financial Corp.*                                                   468
    47,910     EZCORP, Inc. "A"*                                                         802
    33,750     First Cash Financial Services, Inc.*                                      792
    25,000     World Acceptance Corp.*                                                 1,100
                                                                                    --------
                                                                                       9,319
                                                                                    --------
               INVESTMENT BANKING & BROKERAGE (0.5%)
     6,580     GFI Group, Inc.*                                                          421
    66,820     Knight Capital Group, Inc. "A"*                                         1,207
    30,750     SWS Group, Inc.                                                           776
                                                                                    --------
                                                                                       2,404
                                                                                    --------
               LIFE & HEALTH INSURANCE (1.4%)
    97,800     Delphi Financial Group, Inc. "A"                                        3,857
   120,400     Universal American Financial Corp.*                                     2,270
                                                                                    --------
                                                                                       6,127
                                                                                    --------
               PROPERTY & CASUALTY INSURANCE (1.7%)
   201,900     Assured Guaranty Ltd.                                                   5,298
    41,630     Philadelphia Consolidated Holding Corp.*                                1,876
    12,920     ProAssurance Corp.*                                                       656
                                                                                    --------
                                                                                       7,830
                                                                                    --------
               REGIONAL BANKS (1.6%)
    41,000     First Midwest Bancorp, Inc.                                             1,539
    74,800     International Bancshares Corp.                                          2,193
    48,300     MB Financial, Inc.                                                      1,783
    39,100     Westamerica Bancorp                                                     1,949
                                                                                    --------
                                                                                       7,464
                                                                                    --------
               REINSURANCE (1.2%)
    86,600     IPC Holdings Ltd.                                                       2,550
    92,700     Platinum Underwriters Holdings Ltd.                                     2,767
                                                                                    --------
                                                                                       5,317
                                                                                    --------
               REITs - DIVERSIFIED (0.3%)
    16,600     PS Business Parks, Inc.                                                 1,248
                                                                                    --------
               REITs - MORTGAGE (1.2%)
    43,480     Crystal River Capital, Inc.                                             1,200
    27,500     Newcastle Investment Corp.                                                891

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES     SECURITY                                                                (000)
--------------------------------------------------------------------------------------------
    74,100     NorthStar Realty Finance Corp.                                       $  1,308
    58,300     RAIT Investment Trust                                                   2,180
                                                                                    --------
                                                                                       5,579
                                                                                    --------
               REITs - OFFICE (1.3%)
    56,100     Cousins Properties, Inc.(a)                                             2,196
    60,900     Lexington Corp. Properties Trust(a)                                     1,296
    53,600     Maguire Properties, Inc.                                                2,329
                                                                                    --------
                                                                                       5,821
                                                                                    --------
               REITs - RETAIL (1.5%)
    67,400     Acadia Realty Trust                                                     1,732
    28,800     Pennsylvania Real Estate Investment Trust                               1,230
   130,000     Realty Income Corp.(a)                                                  3,741
                                                                                    --------
                                                                                       6,703
                                                                                    --------
               REITs - SPECIALIZED (1.6%)
    93,500     Equity Inns, Inc.                                                       1,543
    60,100     FelCor Lodging Trust, Inc.                                              1,326
    89,100     Innkeepers USA Trust                                                    1,460
   143,000     U-Store-It Trust                                                        3,142
                                                                                    --------
                                                                                       7,471
                                                                                    --------
               SPECIALIZED FINANCE (0.6%)
   115,800     Asset Acceptance Capital Corp.*                                         1,787
    37,700     Financial Federal Corp.                                                 1,078
                                                                                    --------
                                                                                       2,865
                                                                                    --------
               THRIFTS & MORTGAGE FINANCE (0.3%)
    94,600     NewAlliance Bancshares, Inc.                                            1,513
                                                                                    --------
               Total Financials                                                       72,911
                                                                                    --------
               HEALTH CARE (10.2%)
               -------------------
               BIOTECHNOLOGY (0.6%)
    47,690     Biomarin Pharmaceutical, Inc. "A"*                                        903
    25,900     Cubist Pharmaceuticals, Inc.*                                             477
    28,230     Omrix Biopharmaceuticals, Inc.*                                           962
    19,700     Regeneron Pharmaceuticals, Inc.*                                          392
                                                                                    --------
                                                                                       2,734
                                                                                    --------
               HEALTH CARE EQUIPMENT (0.8%)
    10,000     Datascope Corp.                                                           369
    42,430     Integra Lifesciences Holdings Corp.*                                    1,827

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES     SECURITY                                                                (000)
--------------------------------------------------------------------------------------------
     3,370     Kensey Nash Corp.*                                                   $    107
    22,855     Zoll Medical Corp.*                                                     1,433
                                                                                    --------
                                                                                       3,736
                                                                                    --------
               HEALTH CARE FACILITIES (0.9%)
   128,100     Amsurg Corp. "A"*                                                       2,818
    49,300     Radiation Therapy Services, Inc.*                                       1,464
                                                                                    --------
                                                                                       4,282
                                                                                    --------
               HEALTH CARE SERVICES (1.1%)
   104,789     AMN Healthcare Services, Inc.*                                          2,712
    37,375     Bio-Reference Laboratories, Inc.*                                         858
    44,600     inVentiv Health, Inc.*                                                  1,565
                                                                                    --------
                                                                                       5,135
                                                                                    --------
               HEALTH CARE SUPPLIES (1.0%)
     6,950     Haemonetics Corp.*                                                        335
    40,240     Inverness Medical Innovations, Inc.*                                    1,659
    48,060     West Pharmaceutical Services, Inc.                                      2,332
                                                                                    --------
                                                                                       4,326
                                                                                    --------
               LIFE SCIENCES TOOLS & SERVICES (1.8%)
     4,750     Bio-Rad Laboratories, Inc. "A"*                                           409
    43,700     ICON plc ADR*                                                           1,630
    26,590     Illumina, Inc.*                                                         1,086
    75,970     Parexel International Corp.*                                            2,488
    51,900     Varian, Inc.*                                                           2,777
                                                                                    --------
                                                                                       8,390
                                                                                    --------
               MANAGED HEALTH CARE (2.0%)
    64,500     AMERIGROUP Corp.*                                                       2,339
   104,200     Centene Corp.*                                                          2,596
    78,030     Healthspring, Inc.*                                                     1,535
    25,950     Molina Healthcare, Inc.*                                                  800
    26,420     WellCare Health Plans, Inc.*                                            2,047
                                                                                    --------
                                                                                       9,317
                                                                                    --------
               PHARMACEUTICALS (2.0%)
    39,470     Adams Respiratory Therapeutics, Inc.*                                   1,770
    88,490     K-V Pharmaceutical Co. "A"*                                             2,233
    36,820     Medicines Co.*                                                          1,127
    53,690     Medicis Pharmaceutical Corp. "A"                                        2,037
    72,580     Sciele Pharma, Inc.*(a)                                                 1,724
                                                                                    --------
                                                                                       8,891
                                                                                    --------
               Total Health Care                                                      46,811
                                                                                    --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES     SECURITY                                                                (000)
--------------------------------------------------------------------------------------------
               INDUSTRIALS (18.6%)
               -------------------
               AEROSPACE & DEFENSE (0.9%)
    52,690     Ceradyne, Inc.*                                                      $  2,849
    31,500     Teledyne Technologies, Inc.*                                            1,202
     4,440     Triumph Group, Inc.                                                       250
                                                                                    --------
                                                                                       4,301
                                                                                    --------

               AIR FREIGHT & LOGISTICS (0.3%)
    39,060     Pacer International, Inc.                                               1,217
                                                                                    --------
               AIRLINES (0.7%)
   178,900     AirTran Holdings, Inc.*(a)                                              1,980
    24,100     Alaska Air Group, Inc.*                                                 1,033
                                                                                    --------
                                                                                       3,013
                                                                                    --------
               BUILDING PRODUCTS (1.4%)
    73,400     Quixote Corp.                                                           1,525
    76,100     Simpson Manufacturing Co., Inc.(a)                                      2,489
    87,500     Trex Co., Inc.*(a)                                                      2,341
                                                                                    --------
                                                                                       6,355
                                                                                    --------
               COMMERCIAL PRINTING (0.7%)
   165,500     Bowne & Co., Inc.                                                       2,489
    10,500     Consolidated Graphics, Inc.*                                              651
                                                                                    --------
                                                                                       3,140
                                                                                    --------
               CONSTRUCTION & ENGINEERING (0.3%)
    61,970     InfraSource Services, Inc.*                                             1,317
                                                                                    --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
    28,380     Westinghouse Air Brake Technologies Corp.                                 909
                                                                                    --------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.6%)
    44,260     First Consulting Group, Inc.*                                             568
    26,270     GEO Group, Inc.*                                                        1,151
    18,800     Huron Consulting Group, Inc.*                                             975
                                                                                    --------
                                                                                       2,694
                                                                                    --------
               ELECTRICAL COMPONENTS & EQUIPMENT (5.3%)
    74,250     Acuity Brands, Inc.                                                     4,307
   145,820     Belden CDT, Inc.(a)                                                     6,307
   175,000     Deswell Industries, Inc.                                                2,091

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES     SECURITY                                                                (000)
--------------------------------------------------------------------------------------------
    68,100     General Cable Corp.*                                                 $  2,937
    48,700     Genlyte Group, Inc.*                                                    3,690
    91,200     GrafTech International, Ltd.*                                             741
    34,830     Lamson & Sessions Co.*(a)                                                 909
    54,250     Regal-Beloit Corp.                                                      2,730
    21,500     Superior Essex, Inc.*                                                     686
                                                                                    --------
                                                                                      24,398
                                                                                    --------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    17,689     Clean Harbors, Inc.*                                                      949
                                                                                    --------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.6%)
    24,620     Administaff, Inc.                                                       1,008
    23,010     Heidrick & Struggles International, Inc.*                               1,005
    45,350     Labor Ready, Inc.*                                                        852
                                                                                    --------
                                                                                       2,865
                                                                                    --------
               INDUSTRIAL CONGLOMERATES (1.6%)
    85,000     Carlisle Companies, Inc.                                                6,922
    24,800     Tredegar Corp.                                                            570
                                                                                    --------
                                                                                       7,492
                                                                                    --------
               INDUSTRIAL MACHINERY (2.1%)
    84,200     Albany International Corp. "A"                                          2,858
    57,300     Barnes Group, Inc.                                                      1,227
    24,610     EnPro Industries, Inc.*                                                   813
    31,040     Gardner Denver, Inc.*                                                   1,197
    75,200     Mueller Industries, Inc.                                                2,449
    27,300     Robbins & Myers, Inc.                                                   1,187
                                                                                    --------
                                                                                       9,731
                                                                                    --------
               MARINE (0.1%)
     9,360     American Commercial Lines, Inc.*                                          659
                                                                                    --------
               OFFICE SERVICES & SUPPLIES (2.0%)
    99,900     ACCO Brands Corp.*                                                      2,410
    84,600     Herman Miller, Inc.                                                     3,181
     5,960     ICT Group, Inc.*                                                          170
    65,400     United Stationers, Inc.*                                                3,333
                                                                                    --------
                                                                                       9,094
                                                                                    --------
               RAILROADS (0.6%)
    89,500     Genesee & Wyoming, Inc. "A"*                                            2,523
                                                                                    --------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES     SECURITY                                                                (000)
--------------------------------------------------------------------------------------------
               TRADING COMPANIES & DISTRIBUTORS (0.4%)
    30,940     Houston Wire & Cable Co.*(a)                                         $    733
    20,870     MSC Industrial Direct Co., Inc. "A"                                       901
                                                                                    --------
                                                                                       1,634
                                                                                    --------
               TRUCKING (0.6%)
   151,800     Vitran Corp., Inc. "A"*                                                 2,673
                                                                                    --------
               Total Industrials                                                      84,964
                                                                                    --------
               INFORMATION TECHNOLOGY (14.1%)
               ------------------------------
               APPLICATION SOFTWARE (3.0%)
    98,400     Altiris, Inc.*                                                          3,221
    99,500     Hyperion Solutions Corp.*                                               4,201
    55,500     Informatica Corp.*                                                        697
    67,670     Interactive Intelligence, Inc.*                                         1,354
    68,000     Kronos, Inc.*                                                           2,584
    35,410     Nuance Communications, Inc.*                                              408
    67,010     Parametric Technology Corp.*                                            1,328
                                                                                    --------
                                                                                      13,793
                                                                                    --------
               COMMUNICATIONS EQUIPMENT (2.5%)
    67,024     Arris Group, Inc.*                                                        953
    57,100     Avocent Corp.*                                                          1,972
    77,830     Commscope, Inc.*                                                        2,515
    73,880     Interdigital Communications Corp.*                                      2,563
    94,780     Polycom, Inc.*                                                          3,186
                                                                                    --------
                                                                                      11,189
                                                                                    --------
               COMPUTER STORAGE & PERIPHERALS (1.0%)
    95,000     Electronics for Imaging, Inc.*                                          2,190
    25,400     Komag, Inc.*                                                              866
    74,400     Xyratex Ltd.*                                                           1,561
                                                                                    --------
                                                                                       4,617
                                                                                    --------
               DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    30,320     Infocrossing, Inc.*(a)                                                    500
                                                                                    --------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.6%)
    48,210     Dolby Laboratories, Inc. "A"*                                           1,615
    45,670     Technitrol, Inc.                                                        1,006
                                                                                    --------
                                                                                       2,621
                                                                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES     SECURITY                                                                (000)
--------------------------------------------------------------------------------------------
               ELECTRONIC MANUFACTURING SERVICES (1.3%)
    75,830     Benchmark Electronics, Inc.*                                         $  1,718
   141,000     Nam Tai Electronics, Inc.                                               1,906
   108,400     Plexus Corp.*                                                           1,821
    63,200     TTM Technologies, Inc.*                                                   677
                                                                                    --------
                                                                                       6,122
                                                                                    --------
               INTERNET SOFTWARE & SERVICES (1.2%)
   124,290     J2 Global Communications, Inc.*                                         3,291
    47,000     Open Text Corp.*(a)                                                       883
   112,158     RealNetworks, Inc.*                                                     1,197
                                                                                    --------
                                                                                       5,371
                                                                                    --------
               IT CONSULTING & OTHER SERVICES (0.7%)
    63,300     Gartner, Inc.*                                                          1,384
    66,900     Maximus, Inc.                                                           2,017
                                                                                    --------
                                                                                       3,401
                                                                                    --------
               SEMICONDUCTOR EQUIPMENT (1.9%)
    47,910     Advanced Energy Industries, Inc.*                                         830
   111,890     Asyst Technologies, Inc.*                                                 726
    21,740     Cymer, Inc.*                                                              918
    32,510     Eagle Test Systems, Inc.*                                                 470
    75,100     MKS Instruments, Inc.*                                                  1,643
    87,970     Varian Semiconductor Equipment Associates, Inc.*                        3,620
    33,350     Veeco Instruments, Inc.*                                                  640
                                                                                    --------
                                                                                       8,847
                                                                                    --------
               SEMICONDUCTORS (0.5%)
   157,290     Silicon Image, Inc.*                                                    1,901
    55,090     TriQuint Semiconductor, Inc.*                                             259
                                                                                    --------
                                                                                       2,160
                                                                                    --------
               SYSTEMS SOFTWARE (0.6%)
    20,570     MicroStrategy, Inc.*                                                    2,498
                                                                                    --------
               TECHNOLOGY DISTRIBUTORS (0.7%)
    44,300     Anixter International, Inc.*(a)                                         2,448
    41,400     Global Imaging Systems, Inc.*                                             797
                                                                                    --------
                                                                                       3,245
                                                                                    --------
               Total Information Technology                                           64,364
                                                                                    --------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES     SECURITY                                                                (000)
--------------------------------------------------------------------------------------------
               MATERIALS (6.4%)
               ----------------
               ALUMINUM (1.6%)
   191,500     Novelis, Inc.(a)                                                     $  7,055
                                                                                    --------
               CONSTRUCTION MATERIALS (0.4%)
    38,500     Eagle Materials, Inc.                                                   1,902
                                                                                    --------
               DIVERSIFIED CHEMICALS (0.2%)
    50,700     Hercules, Inc.*                                                           994
                                                                                    --------
               DIVERSIFIED METALS & MINING (0.6%)
    37,700     Brush Engineered Materials, Inc.*                                       1,248
    49,000     Compass Minerals International, Inc.                                    1,520
                                                                                    --------
                                                                                       2,768
                                                                                    --------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
   164,300     Terra Industries, Inc.*                                                 2,338
                                                                                    --------
               METAL & GLASS CONTAINERS (0.9%)
    47,500     AptarGroup, Inc.                                                        2,898
     9,400     Greif, Inc. "A"                                                         1,074
                                                                                    --------
                                                                                       3,972
                                                                                    --------
               PAPER PACKAGING (0.3%)
    46,700     Rock-Tenn Co. "A"                                                       1,528
                                                                                    --------
               SPECIALTY CHEMICALS (0.5%)
     7,760     Arch Chemicals, Inc.                                                      262
    81,000     H.B. Fuller Co.                                                         2,095
                                                                                    --------
                                                                                       2,357
                                                                                    --------
               STEEL (1.4%)
   141,600     AK Steel Holding Corp.*                                                 2,979
    63,800     Chaparral Steel Co.                                                     3,272
                                                                                    --------
                                                                                       6,251
                                                                                    --------
               Total Materials                                                        29,165
                                                                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES     SECURITY                                                                (000)
--------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES (0.4%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    53,900     Atlantic Tele-Network, Inc.                                          $  1,619
                                                                                    --------
               UTILITIES (2.5%)
               ----------------
               ELECTRIC UTILITIES (0.5%)
    15,950     IDACORP, Inc.                                                             589
    68,500     Weststar Energy, Inc.                                                   1,819
                                                                                    --------
                                                                                       2,408
                                                                                    --------
               GAS UTILITIES (1.3%)
    38,700     Atmos Energy Corp.                                                      1,209
    44,700     New Jersey Resources Corp.                                              2,083
    31,980     Southwest Gas Corp.                                                     1,255
    40,800     WGL Holdings, Inc.                                                      1,291
                                                                                    --------
                                                                                       5,838
                                                                                    --------
               MULTI-UTILITIES (0.7%)
   104,000     PNM Resources, Inc.                                                     3,170
                                                                                    --------
               Total Utilities                                                        11,416
                                                                                    --------
               Total Common Stocks (cost: $384,337)                                  439,436
                                                                                    --------
               MONEY MARKET INSTRUMENTS (3.9%)

               MONEY MARKET FUNDS (3.9%)
 6,473,907     SSgA Money Market Fund, 5.00%(b)                                        6,474
11,198,165     SSgA Prime Money Market Fund, 5.17%(b)                                 11,198
                                                                                    --------
               Total Money Market Instruments (cost: $17,672)                         17,672
                                                                                    --------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (10.4%)

               MONEY MARKET FUNDS (0.0%)(c)
   130,598     AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.25%(b)           131
                                                                                    --------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                             MARKET
    AMOUNT                                                                              VALUE
     (000)     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS (10.4%)(d)
   $15,000     Credit Suisse First Boston, LLC, 5.26%, acquired on
                 1/31/2007 and due 2/01/2007 at $15,000 (collateralized
                 by $15,440 of Federal Home Loan Discount Notes(f), 5.21%(e),
                 due 4/04/2007; market value $15,301)                                $ 15,000
    17,000     Deutsche Bank Securities, Inc., 5.26%, acquired on
                 1/31/2007 and due 2/01/2007 at $17,000 (collateralized
                 by $17,725 of Federal Home Loan Bank Bonds(f), 4.25%,
                 due 4/07/2011; market value $17,343)                                  17,000
    15,500     Lehman Brothers, Inc., 5.23%, acquired on 1/31/2007
                 and due 2/01/2007 at $15,500 (collateralized by $14,965
                 of Tennessee Valley Auth. Bonds, 6.75%, due 11/01/2025;
                 market value $15,813)                                                 15,500
                                                                                     --------
               Total Repurchase Agreements                                             47,500
                                                                                     --------
               Total Short-Term Investments Purchased With Cash Collateral
                 From Securities Loaned (cost: $47,631)                                47,631
                                                                                     --------

               TOTAL INVESTMENTS (COST: $449,640)                                    $504,739
                                                                                     ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2007.

         (b) Rate represents the money market fund annualized seven-day yield at January 31, 2007.

         (c)  Represents less than 0.1% of net assets.

         (d) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (e) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (f) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         * Non-income-producing security for the 12 months preceding January 31, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

ASSETS
  Investments in securities, at market value (including
     securities on loan of $45,821) (identified cost of $402,140)       $457,239
  Investment in repurchase agreements (cost approximates market value)    47,500
  Cash                                                                        11
  Receivables:
     Capital shares sold                                                     580
     Dividends and interest                                                  248
     Securities sold                                                       4,601
     Other                                                                    19
                                                                        --------
        Total assets                                                     510,198
                                                                        --------
LIABILITIES
  Payables:
     Upon return of securities loaned                                     47,642
     Securities purchased                                                  5,134
     Capital shares redeemed                                                 216
  Accrued management fees                                                    270
  Accrued transfer agent's fees                                               20
  Other accrued expenses and payables                                         93
                                                                        --------
        Total liabilities                                                 53,375
                                                                        --------
           Net assets applicable to capital shares outstanding          $456,823
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $383,048
  Overdistribution of net investment income                                 (110)
  Accumulated net realized gain on investments                            18,786
  Net unrealized appreciation of investments                              55,099
                                                                        --------
           Net assets applicable to capital shares outstanding          $456,823
                                                                        ========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                             30,230
                                                                        ========
  Net asset value, redemption price, and offering price per share       $  15.11
                                                                        ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SMALL CAP STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $1)                       $ 2,769
  Interest                                                                  365
  Securities lending (net)                                                  152
                                                                        -------
     Total income                                                         3,286
                                                                        -------
EXPENSES
  Management fees                                                         1,563
  Administration and servicing fees                                         311
  Transfer agent's fees                                                     631
  Custody and accounting fees                                                92
  Postage                                                                    73
  Shareholder reporting fees                                                 41
  Trustees' fees                                                              5
  Registration fees                                                          21
  Professional fees                                                          28
  Other                                                                       6
                                                                        -------
     Total expenses                                                       2,771
  Expenses paid indirectly                                                  (15)
                                                                        -------
     Net expenses                                                         2,756
                                                                        -------
NET INVESTMENT INCOME                                                       530
                                                                        -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                      27,771
  Change in net unrealized appreciation/depreciation                     27,993
                                                                        -------
     Net realized and unrealized gain                                    55,764
                                                                        -------
Increase in net assets resulting from operations                        $56,294
                                                                        =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SMALL CAP STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED),
AND YEAR ENDED JULY 31, 2006

                                                               1/31/2007     7/31/2006
                                                               -----------------------
FROM OPERATIONS
  Net investment income                                         $    530      $    368
  Net realized gain on investments                                27,771        25,061
  Change in net unrealized appreciation/depreciation
     of investments                                               27,993       (19,667)
                                                                ----------------------
     Increase in net assets resulting from operations             56,294         5,762
                                                                ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (640)            -
  Net realized gains                                             (24,699)      (23,993)
                                                                ----------------------
     Distributions to shareholders                               (25,339)      (23,993)
                                                                ----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                       69,071       123,513
  Reinvested dividends                                            25,030        23,664
  Cost of shares redeemed                                        (43,400)      (64,948)
                                                                ----------------------
     Increase in net assets from capital share
        transactions                                              50,701        82,229
                                                                ----------------------
  Capital contribution from USAA Transfer Agency
     Company                                                           -             2
                                                                ----------------------
Net increase in net assets                                        81,656        64,000
NET ASSETS
  Beginning of period                                            375,167       311,167
                                                                ----------------------
  End of period                                                 $456,823      $375,167
                                                                ======================
Overdistribution of net investment income
  End of period                                                 $   (110)     $      -
                                                                ======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                      4,661         8,613
  Shares issued for dividends reinvested                           1,690         1,723
  Shares redeemed                                                 (2,941)       (4,546)
                                                                ----------------------
     Increase in shares outstanding                                3,410         5,790
                                                                ======================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                 normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

                 Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

              issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

              and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2007, custodian and other bank credits reduced the Fund's expenses by $15,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

              requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 1.1% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2007, in accordance with applicable tax law.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2007, were $259,525,000 and $238,850,000, respectively.

         As of January 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2007, were $67,155,000 and $12,056,000, respectively, resulting in net unrealized appreciation of $55,099,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

         or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2007, the Fund received securities-lending income of $152,000, which is net of the 20% income retained by Wachovia. As of January 31, 2007, the Fund loaned securities having a fair market value of approximately $45,821,000 and received cash collateral of $47,642,000 for the loans. Of this amount, $47,631,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $11,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

              the base fee depending upon the performance of the Fund relative to the performance of the Lipper Small-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Small-Cap Core Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------
+/- 1.00% to 4.00%               +/- 0.04%
+/- 4.01% to 7.00%               +/- 0.05%
+/- 7.01% and greater            +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Small-Cap Core Funds Index over that period, even if the Fund had overall negative returns during the performance period.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

              For the six-month period ended January 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $1,563,000, which included a performance adjustment of $11,000 that increased the base management fee of 0.75% by 0.01%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Batterymarch Financial Management, Inc. (Batterymarch) and Wellington Management Company, LLP (Wellington Management), under which Batterymarch and Wellington Management direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.50% of the Fund's average daily net assets that Batterymarch manages, and pays Wellington Management a subadvisory fee in the annual amount of 0.70% of the Fund's average daily net assets that Wellington Management manages. For the six-month period ended January 31, 2007, the Manager incurred subadvisory fees, paid or payable to Batterymarch and Wellington Management, of $384,000 and $912,000, respectively.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $311,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

              period ended January 31, 2007, the Fund reimbursed the Manager $4,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.40% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2007, the Fund did not incur any reimbursable expenses.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $631,000.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has recently begun to evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                       JANUARY 31,                                YEAR ENDED JULY 31,
                                      ----------------------------------------------------------------------------------
                                          2007           2006         2005              2004          2003          2002
                                      ----------------------------------------------------------------------------------
Net asset value at
   beginning of period                $  13.99       $  14.80     $  11.82          $  10.38      $   9.61      $  10.34
                                      ----------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income (loss)            .02              -          .00(a),(e)       (.04)(a)      (.08)(a)      (.06)(a)
   Net realized and unrealized
      gain (loss)                         2.01            .26         3.34(a)           1.48(a)        .85(a)       (.67)(a)
                                      ----------------------------------------------------------------------------------
Total from investment operations          2.03            .26         3.34(a)           1.44(a)        .77(a)       (.73)(a)
                                      ----------------------------------------------------------------------------------
Less distributions:
   From net investment income             (.02)             -         (.01)                -             -             -
   From realized capital gains            (.89)         (1.07)        (.35)                -             -             -
                                      ----------------------------------------------------------------------------------
Total distributions                       (.91)         (1.07)        (.36)                -             -             -
                                      ----------------------------------------------------------------------------------
Net asset value at end of period      $  15.11       $  13.99     $  14.80          $  11.82      $  10.38      $   9.61
                                      ==================================================================================
Total return (%)*                        14.68           1.90        28.54             13.87          8.01         (7.06)
Net assets at end of period (000)     $456,823       $375,167     $311,167          $192,264      $125,480      $102,890
Ratio of expenses to
   average net assets (%)**(c),(d)        1.34(b)        1.30         1.34              1.40          1.40          1.40
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**(d)                1.34(b)        1.30         1.34              1.40          1.69          1.71
Ratio of net investment
   income (loss) to average
   net assets (%)**                        .26(b)         .11          .02              (.35)         (.85)         (.57)
Portfolio turnover (%)                   60.07          65.93        69.09            184.27        170.37        200.14

 *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
**  For the six-month period ended January 31, 2007, average net assets were $410,904,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.40% of the
    Fund's average net assets.
(d) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.01%)         (.01%)       (.03%)            (.04%)        (.00%)(+)     (.00%)(+)
    + Represents less than 0.01% of average net assets.
(e) Represents less than $0.01 per share.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2006, through January 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

46

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2007 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                    BEGINNING               ENDING               DURING PERIOD*
                                  ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2006-
                                  AUGUST 1, 2006        JANUARY 31, 2007        JANUARY 31, 2007
                                  --------------------------------------------------------------
Actual                                $1,000.00              $1,146.80                 $7.20

Hypothetical
  (5% return before expenses)          1,000.00               1,018.50                  6.77

         *Expenses are equal to the Fund's annualized expense ratio of 1.33%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 14.68% for the six-month period of August 1, 2006, through January 31, 2007.

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

48

 N O T E S
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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800)531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800)531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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                                                                  Paper

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40053-0307                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MARCH 21, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MARCH 22, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    MARCH 22, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.